N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06153

Integrity Managed Portfolios

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31

Date of reporting period: October 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

KANSAS MUNICIPAL FUND
Schedule of Investments October 31, 2013 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.3%)

Education (5.2%)
Hutchinson KS Cmnty College 5.000% 10/01/25	$350,000	$365,446
Hutchinson KS Cmnty College 5.250% 10/01/30	300,000	313,356
Hutchinson KS Cmnty College 5.250% 10/01/33	450,000	470,246
KS Dev Fin Auth Sales Tax Rev K-St-Olathe Innovation-L1 5.000% 09/01/39	200,000	207,822
KS Dev Fin Auth Rev Wichita ST Univ Student Hsg 5.000% 06/01/27	250,000	273,250
KS Dev Fin Auth Rev (Univ KS Research Cent) 5.000% 02/01/26	500,000	530,435
KS Dev Fin Auth Rev (KS St Proj) 4.375% 11/01/18	100,000	112,484
Washburn Univ Topeka KS Bldg Ref Rev (Living Learning Ctr Proj) 5.000% 07/01/19	955,000	970,796
		3,243,835

General Obligation (40.1%)
Atchison Cnty KS Unif Sch Dist #409 Ref & Impt Ser A 4.000% 09/01/25	500,000	528,035
Butler Cnty KS USD #402 5.250% 09/01/21	560,000	625,733
Butler Cnty KS USD #385 5.000% 09/01/18	500,000	584,565
Butler Cnty KS USD #394 5.000% 09/01/23	175,000	182,217
Cowley Cnty KS USD #470 5.500% 09/01/21	100,000	113,635
Cowley Cnty KS USD #470 4.750% 09/01/23	100,000	109,375
Cowley Cnty KS USD #470 4.750% 09/01/27	490,000	569,414
Cowley Cnty KS USD #465 (Winfield) 5.250% 10/01/14	10,000	10,014
Dickinson Cnty KS USD #473 4.500% 09/01/22	215,000	240,213
Dickinson Cnty KS USD #473 5.000% 09/01/27	325,000	358,884
Dickinson Cnty KS USD #473 4.400% 09/01/29	100,000	104,125
Dodge KS Sch Dist #443 4.000% 09/01/16	120,000	127,210
Douglas Cnty KS USD #491 Eudora 5.500% 09/01/24	250,000	277,177
Douglas Cnty KS USD #491 Eudora 5.000% 09/01/23	375,000	415,931
Douglas Cnty KS USD #491 Eudora 5.125% 09/01/29	250,000	272,237
Douglas Cnty KS USD #491 Eudora 4.000% 09/01/22	250,000	267,292
Ford Cnty KS Sales Tax - Ser A 4.500% 09/01/24	500,000	525,740
Franklin Cnty KS USD # 290 4.000% 09/01/16	100,000	103,051
Geary Cnty KS USD #475 4.500% 09/01/23	650,000	675,486
Harvey Cnty KS USD #373 (Newton) 4.000% 09/01/18	250,000	280,257
Harvey Cnty KS USD #373 (Newton) 5.000% 09/01/23	200,000	237,016
Harvey Cnty KS USD #373 (Newton) 5.000% 09/01/25	1,000,000	1,184,570
Johnson & Miami Cnty KS Unif Sch Dist #230 5.500% 09/01/30	500,000	568,020
*Johnson Cnty KS USD #231 Gardner-Edgerton 5.000% 10/01/24	1,135,000	1,185,723
Johnson Cnty KS USD# 231 5.000% 10/01/25	250,000	280,803
Johnson Cnty KS USD #232 (Desoto) 5.250% 09/01/23	500,000	540,705
Johnson Cnty KS USD #232 (Desoto) 5.000% 09/01/15	100,000	108,486
Johnson Cnty KS USD #233 4.000% 09/01/18	150,000	170,186
Junction City KS Ref & Impt 5.000% 09/01/25	250,000	261,560
Junction City KS Unlimited GO 4.100% 09/01/20	750,000	829,065
Junction City KS Unlimited GO 4.250% 09/01/21	100,000	109,626
Junction City KS Unlimited GO 4.400% 09/01/22	100,000	109,811
Junction City KS Unlimited GO 4.500% 09/01/23	100,000	108,421
Leavenworth Cnty KS USD #453 GO Impt & Ref 5.250% 03/01/24	200,000	224,510
Leavenworth Cnty KS USD #453 4.750% 09/01/25	300,000	325,821
*Leavenworth Cnty KS USD #453 GO Impt & Ref 5.125% 03/01/29	1,000,000	1,082,080
Wichita Cnty KS USD #467 (Leoti) 5.000% 10/01/18	100,000	116,860
Manhattan KS GO 5.000% 11/01/28	130,000	141,106
Miami Cnty USD #416 Louisburg 5.000% 09/01/20	275,000	309,062
Montgomery Cnty KS USD #446 4.000% 09/01/19	150,000	162,732
Montgomery Cnty KS USD #446 5.000% 09/01/33	250,000	259,780
Neosho Cnty KS USD #413 5.000% 09/01/20	345,000	358,483
Neosho Cnty KS USD #413 4.000% 09/01/31	750,000	714,473
Neosho Cnty KS USD #413 4.000% 09/01/32	750,000	710,415
Newton KS Unlimited GO 5.000% 09/01/21	100,000	116,034
Newton KS Unlimited GO 4.750% 09/01/29	435,000	464,898
Olathe KS GO 4.000% 10/01/19	100,000	107,354
Park City KS 5.100% 12/01/20	200,000	230,910
Park City KS 5.500% 12/01/24	100,000	113,722
Park City KS 6.000% 12/01/29	500,000	563,240
Park City KS GO Ref & Impr 5.375% 12/01/25	250,000	270,698
Reno County Kansas GO 4.000% 09/01/23	175,000	185,365
Salina KS GO 4.625% 10/01/27	200,000	210,348
Sedgwick Cnty KS USD #261 5.000% 11/01/21	250,000	272,153
Sedgwick Cnty KS USD #262 5.000% 09/01/24	250,000	274,310
Sedgwick Cnty KS USD #262 5.000% 09/01/18	100,000	118,251
Sedgwick Cnty KS USD #262 5.000% 09/01/28	485,000	568,275
Sedgwick Cnty KS USD #262 5.000% 09/01/28	15,000	16,161
Sedgwick Cnty KS USD #265 (Goddard) 4.250% 10/01/20	750,000	822,420
Sedgwick Cnty KS USD #265 (Goddard) 4.500% 10/01/26	250,000	265,640
Sedgwick Cnty KS USD #266 Maize Sch 5.250% 09/01/19	515,000	601,226
Sedgwick Cnty KS USD #266 Maize Sch 5.250% 09/01/20	360,000	412,099
Seward Cnty KS Unlimited GO Hosp Ref & Impt 5.000% 08/01/40	500,000	528,230
Shawnee Cnty KS GO 5.000% 09/01/16	655,000	710,033
Shawnee Cnty KS USD #345 (Seaman) GO 5.000% 9/01/25	250,000	284,505
Wichita KS GO 4.500% 09/01/22	150,000	162,909
Wichita KS GO 4.750% 09/01/27	180,000	193,975
Wyandotte Cnty KS GO 5.000% 08/01/19	150,000	163,797
Wyandotte Cnty KS GO 5 .000% 08/01/25	250,000	271,293
Wyandotte Cnty KS GO 5.000% 08/01/27	500,000	537,350
Wyandotte Cnty KS USD #202 5.250% 09/01/18	100,000	117,822
		25,052,923

Health Care (18.2%)
KS Dev Fin Auth Lease Rev Univ KS Tenant 5.000% 06/15/39	1,000,000	1,024,110
KS Dev Fin Auth Rev Adventist Health 5.150% 11/15/23	250,000	275,175
KS Dev Fin Auth Rev Adventist Health 5.250% 11/15/24	250,000	274,530
KS Dev Fin Auth Rev Adventist Health 5.500% 11/15/29	100,000	108,727
KS Dev Fin Auth Rev Adventist Health 5.750% 11/15/34	250,000	254,065
KS Dev Fin Auth Rev Sisters Leavenworth-Ser A 5.000% 01/01/40	500,000	506,225
KS Dev Fin Auth Hlth Fac Rev Hays Med Ctr 5.000% 11/15/22	500,000	523,395
KS Dev Fin Auth Stormont-Vail Healthcare 5.125% 11/15/32	410,000	417,655
KS Dev Fin Auth Stormont-Vail Healthcare 5.125% 11/15/36	500,000	508,060
KS Dev Fin Auth Hlth Fac Rev Hays Med Ctr 5.000% 05/15/25	250,000	263,110
KS Dev Fin Auth Hlth Fac Rev Hays Med Ctr 5.000% 05/15/35	1,000,000	1,012,660
KS Devl Fin Auth (Univ of KS Hosp Auth) 5.000% 03/01/28	755,000	785,668
Lawrence KS (Mem Hosp) Rev 5.125% 07/01/26	500,000	514,145
Lawrence KS (Mem Hosp) Rev 5.125% 07/01/36	300,000	304,140
Lincoln Cnty KS Pub Bldg (Lincoln Cnty Hosp) 5.500% 03/01/35	500,000	530,965
Manhattan KS Hosp Rev Mercy Health Ctr 5.000% 11/15/23	250,000	274,823
Manhattan KS Hosp Rev Mercy Health Ctr 5.000% 11/15/24	250,000	271,040
Manhattan KS Hosp Rev Mercy Health Ctr 5.000% 11/15/29	500,000	517,450
Olathe KS Health Fac Rev (Med Ctr) 5.000% 09/01/29	500,000	512,065
Olathe KS Hlth Facs Rev Olathe Med Ctr 5.000% 09/01/30	250,000	256,330
Olathe KS Hlth Facs Rev Olathe Med Ctr - Ser A 4.000% 09/01/28	250,000	241,948
Olathe KS Hlth Facs Rev Olathe Med Ctr - Ser A 4.000% 09/01/30	445,000	422,425
Sedgwick Cnty KS Health Care Rev (Catholic Care Ctr) 5.000% 08/01/25	1,000,000	1,080,120
Univ KS Hosp Auth 5.000% 09/01/26	100,000	104,277
Wichita KS (Via Christi Health Sys) Rev 5.000% 11/15/29	300,000	360,906
		11,344,014

Housing (0.5%)
Kansas City KS Mtg Rev Rev 5.900% 11/01/27	80,000	80,124
KS Dev Fin Auth Rev (Sec. 8) Rev Ref. 6.400% 01/01/24	220,000	220,101
		300,225

Other Revenue (18.6%)
Butler Cnty KS Pub Bldg Impt Rev 4.500% 10/01/21	160,000	166,779
Dodge City KS Sales Tax Rev 5.000% 06/01/21	310,000	350,188
Dodge City KS Sales Tax Rev 4.400% 06/01/25	350,000	374,752
Dodge City KS Sales Tax Rev 4.500% 06/01/28	100,000	104,010
Dodge City KS Sales Tax Rev 5.250% 06/01/31	1,000,000	1,066,970
KS Dev Fin Auth Rev KS Projs-Ser B 4.125% 05/01/31	500,000	498,750
KS Dev Fin Auth Athletic Fac Rev (K-St Athletics Inc) 5.000% 07/01/32	250,000	261,093
KS Dev Fin Auth Rev (KS St Proj) Unrefunded 5.000% 10/01/17	20,000	20,060
*KS Dev Fin Auth Rev (KS St Proj) 5.000% 05/01/26	1,335,000	1,382,833
KS Dev Fin Auth Rev (KS St Proj) 5.000% 11/01/34	500,000	523,445
KS Dev Fin Auth Rev (Dept Admin) 5.000% 11/01/25	250,000	273,795
KS Dev Fin Auth Rev (KS St Proj) 4.100% 05/01/19	250,000	265,788
KS Dev Fin Auth Rev (KS St Proj) Unrefunded 4.500% 11/01/17	125,000	141,373
KS Dev Fin Auth Rev (KS St Proj) 5.250% 11/01/25	350,000	387,681
KS Dev Fin Auth Rev (Athletic Facs Univ of KS) 5.000% 06/01/33	250,000	254,965
KS Dev Fin Auth Rev (KS St Proj) 5.000% 05/01/35	250,000	260,603
Lincoln Cnty KS Pub Bldg (Lincoln Cnty Hosp) 5.000% 03/01/28	250,000	270,585
Manhattan KS Sales Tax Rev Downtown Redev 5.250% 12/01/26	140,000	146,414
Manhattan KS Sales Oblig Rev North Proj Area - Downtown A 5.000% 12/01/26	500,000	525,160
Manhattan KS Sales Tax Rev 4.500% 12/01/25	500,000	530,025
*Manhattan KS Sales Tax Rev 5.000% 12/01/32	1,000,000	1,047,600
Neosho Cnty KS Sales Tax Rev 4.000% 10/01/23	500,000	529,285
Sumner Cnty KS Sales Tax Rev 5.000% 10/01/14	400,000	417,460
Topeka KS Pub Bldg Commn Lease Rev Social & Rehab Proj 5.000% 06/01/22	255,000	287,736
Washinton Cnty KS Pub Bldg Com Rev Law Enforcement Ctr & Hosp Proj 4.000% 09/01/28	600,000	610,470
Washinton Cnty KS Pub Bldg Com Rev Law Enforcement Ctr & Hosp Proj 5.000% 09/01/32	500,000	521,910
Washinton Cnty KS Pub Bldg Com Rev Law Enforcement Ctr & Hosp Proj 5.000% 09/01/37	400,000	402,144
		11,621,874

Transportation (1.2%)
KS Dept Transn Hwy Rev 5.000% 03/01/23	250,000	253,980
KS Dev Fin Auth Rev (Road Revolving Fund) 4.625% 10/01/26	250,000	268,470
Overland Park KS Trans Dev Dist Sales Tax Rev Oak Park Mall 5.200% 04/01/20	255,000	279,441
		801,891

Utilities (13.5%)
Burlington KS Envrn Impt Rev Kansas City Power & Lights 4.650% 09/01/35	575,000	579,841
*Burlington KS PCR (Gas & Elec) 5.300% 06/01/31	1,000,000	1,005,990
Burlington KS PCR (Gas & Elec) 4.850% 06/01/31	250,000	251,177
KS Municipal Energy Agency (Jameson Energy Project) Rev 5.750% 07/01/38	1,000,000	1,064,480
Kansas Power Pool Elec Util Rev 4.500% 12/01/28	500,000	491,900
Kansas Power Pool Elec Util Rev 5.000% 12/01/31	750,000	739,132
KS Dev Fin Auth (Wtr Pollution Control) 5.000% 11/01/28	250,000	250,000
Wamego KS PCR (KS Gas & Elec Proj) 5.300% 06/01/31	750,000	752,903
Wichita KS Wtr & Swr Rev 5.000% 10/01/17	245,000	277,318
Wichita KS Wtr & Swr Rev 5.000% 10/01/23	300,000	328,698
Wichita KS Wtr & Swr Rev 4.000% 10/01/18	200,000	221,434
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/27	100,000	104,288
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/24	200,000	222,888
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/29	500,000	544,840
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/36	250,000	257,935
*Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/32	1,250,000	1,314,900
		8,407,724

TOTAL MUNICIPAL BONDS (COST: $58,926,528)		$60,772,486

SHORT-TERM SECURITIES (1.9%)	Shares
^Wells Fargo Advantage Tax-Free Money Market 0.010% (COST: $1,143,064)	1,143,064	$1,143,064

TOTAL INVESTMENTS IN SECURITIES (COST: $60,069,592) (99.2%)		$61,915,550
OTHER ASSETS LESS LIABILITIES (0.8%)		517,409

NET ASSETS (100.0%)		$62,432,959

^Variable rate security; rate shown represents rate as of October 31, 2013.
*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

NEBRASKA MUNICIPAL FUND
Schedule of Investments October 31, 2013 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (98.0%)

Education (23.8%)
Douglas Cnty Ed Fac Rev Creighton Univ 5.500% 07/01/30	$350,000	$369,316
*Douglas Cnty Ed Fac Rev Creighton Univ 5.875% 07/01/40	1,500,000	1,596,810
Douglas Cnty NE Hosp Auth #2 (Boys Town Proj) 4.750% 09/01/28	200,000	208,528
*Lincoln NE Ed & Fac Rev (Wesleyan Univ) 4.000% 04/01/32	1,000,000	919,720
NE St Colleges Student Fees (Wayne St College) 4.000% 07/01/30	200,000	200,814
*Metropolitan Cmnty College South Omaha Bldg Proj 4.500% 03/01/26	1,000,000	1,014,660
NE Edl Fin Auth Rev Ref - Clarkson College Proj 5.050% 09/01/30	250,000	258,665
NE Elem & Secondary Sch Auth Ed Facs Rev 4.750% 09/01/28	250,000	261,335
Polk Cnty Sch Dist #15 4.000% 12/15/31	400,000	399,472
Univ of NE Fac Corp Deferred Maintenance 5.000% 07/15/20	500,000	545,155
Univ of NE Univ Rev Kearney Student Fees & Facs 5.000% 07/01/35	600,000	625,224
Univ of NE Brd of Regt Student Facs 5.000% 05/15/32	250,000	263,410
Univ of NE Brd of Regt (Hlth & Rec Proj) 5.000% 05/15/33	600,000	631,218
Univ of NE Rev Lincoln Student 4.000% 07/01/24	250,000	263,948
Univ of NE Omaha Student Hsg Proj 4.500% 05/15/30	250,000	260,922
Univ of NE Omaha Stu dent Hsg Proj 5.000% 05/15/35	275,000	296,709
Univ of NE (Univ of NE - Lincoln Student Fees) Rev 5.000% 07/01/42	1,000,000	1,048,660
Univ of NE Rev Lincoln Student 5.000% 07/01/28	250,000	251,560
Univ of NE Lincoln Student Facs 5.000% 07/01/38	250,000	263,770
		9,679,896

General Obligation (19.5%)
Buffalo County NE GO 4.000% 12/15/30	135,000	136,971
Buffalo County NE GO 4.000% 12/15/31	250,000	251,148
Douglas Cnty Sch Dist #59 Bennington Pub Schools 4.000% 12/15/28	250,000	250,793
Hall Cnty NE Ref GO 4.000% 12/15/29	250,000	255,620
Hall Cnty NE Sch Dist #2 Grand Island 5.000% 12/15/23	500,000	551,290
Knox Cnty Sch Dist #0583 Verdigre Schools 4.500% 12/15/29	250,000	265,505
Lancaster Cnty Sch Dist #160 Norris Schools 4.250% 12/15/25	400,000	415,924
Lincoln-Lancaster Cnty Neb Pub Bldg Lease Rev 4.000% 10/15/30	100,000	101,890
*Madison Cnty Sch Dist #2 (Norfolk) 5.000% 12/15/25	1,545,000	1,662,250
Omaha, NE (Convention Center) G.O. 5.250% 04/01/27	1,000,000	1,231,660
Omaha NE Various Purpose 4.250% 10/15/26	500,000	519,075
Omaha NE Unlimited GO 5.000% 10/15/25	250,000	281,532
Sarpy Cnty Sch Dist #27 Papillion-LA Vista GO 5.000% 12/01/28	250,000	269,475
Papio Missouri River NE Natural Res Dist GO 4.000% 12/15/23	250,000	259,708
Papio Missouri River NE Natural Res Dist GO 4.000% 12/15/24	250,000	259,613
Papio Missouri River NE Natural Res Dist GO 5.000% 12/15/26	250,000	272,468
Ralston NE Arena GO 4.500% 09/15/31	500,000	501,080
Scotts Bluff Cnty NE Sch Dist #32 GO Bldg Bonds 4.300% 12/15/29	440,000	444,087
		7,930,089

Health Care (11.7%)
Adams Cnty NE Hosp Auth #1 Hosp Rev (Mary Lanning Mem Hosp) 5.250% 12/15/33	250,000	253,695
Douglas Cnty NE Hosp Auth #001 (Alegent Hlth - Immanuel Med Ctr) Rev 5.250% 09/01/21	250,000	250,425
Douglas Cnty NE Hosp Auth #002 (NE Med Ctr) 5.000% 11/15/16	250,000	274,713
Douglas Cnty NE Hosp Auth #002 Immanuel Group 5.500% 01/01/30	500,000	528,550
Douglas Cnty NE Hosp Methodist Health 5.500% 11/01/38	795,000	806,774
Douglas Cnty NE Hosp Methodist Health 5.500% 11/01/38	415,000	431,891
*Lancaster Cnty NE Hosp Auth #1 (BryanLGH Med Ctr Proj) 4.750% 06/01/21	1,000,000	1,031,630
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/23	250,000	270,340
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/24	250,000	267,140
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/25	250,000	264,682
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/32	250,000	256,460
Madison Cnty NE Hosp Rev Faith Reg Hlth 5.500% 07/01/21	100,000	105,998
		4,742,298

Housing (2.3%)
Lancaster Cnty NE Hosp Auth #1 Immanuel Oblig Group 5.500% 01/01/30	250,000	259,900
NE Invmt Fin Auth Multifamily Hsg Rev 6.200% 06/01/28	135,000	135,035
Sarpy Cnty NE Hosp Auth #1 Immanuel Oblig Group 5.500% 01/01/30	500,000	520,070
		915,005

Other Revenue (8.1%)
Lincoln NE West Haymarket Joint Pub Agy GO Fac 5.000% 12/15/42	750,000	779,310
NE Cooperative Republican Platte Enhancement Project River 5.125% 12/15/33	250,000	254,460
Omaha Convention Hotel Corp 5.000% 02/01/35	500,000	509,790
Omaha Pub Fac Corp Lease Rev Omaha Tech & Forestry Equip 4.000% 11/15/31	115,000	117,240
Omaha NE Special Tax Rev 5.000% 02/01/27	1,000,000	1,123,550
Omaha NE Special Tax Rev 4.000% 02/01/32	500,000	491,525
		3,275,875

Transportation (1.4%)
Lincoln NE Pkg Rev 5.500% 08/15/31	500,000	552,595

Utilities (31.2%)
*Central Plains Energy Project 5.000% 09/01/27	1,000,000	1,005,220
Central Plains Energy Proj Rev 5.250% 09/01/37	500,000	514,795
Central Plains Energy Proj Rev 5.000% 09/01/42	500,000	486,685
NE Cornhusker Pub Pwr Dist Elec Sys Rev Ref 4.650% 07/01/29	250,000	252,058
Grand Island, NE Sewer Syst Rev 5.000% 09/15/26	250,000	277,775
Hastings NE Comb Utility Rev Ref 4.000% 10/15/32	500,000	496,950
*Lincoln NE Elec Syst Rev 5.000% 09/01/37	1,000,000	1,063,530
Lincoln NE Elec Syst Rev 5.000% 09/01/31	250,000	273,342
Lincoln NE San Swr Rev 4.500% 06/15/29	250,000	256,445
Lincoln NE Solid Waste Mgmt Rev 4.000% 08/01/25	275,000	294,709
Lincoln NE Solid Waste Mgmt Rev 4.000% 08/01/27	400,000	417,968
Lincoln NE Wtr Rev 4.000% 08/15/25	250,000	266,657
Lincoln NE Wtr Rev 4.500% 08/15/34	250,000	258,117
NE Metropolitan Utility Dist Omaha Water Rev 4.000% 12/15/24	750,000	787,665
NE Metropolitan Utility Dist Omaha Water Rev 4.000% 12/15/26	250,000	255,777
NE Metropolitan Utility Dist Omaha Water Rev 4.000% 12/15/27	250,000	253,263
Mun Energy Agy of NE Pwr Supply Rev 5.125% 04/01/24	195,000	215,453
Mun Energy Agy of NE 5.000% 04/01/30	500,000	532,095
Mun Energy Agy of NE 5.000% 04/01/32	100,000	105,884
NE Pub Pwr Dist Rev 4.000% 01/01/31	250,000	250,372
NE Pub Pwr Dist Rev 5.000% 01/01/28	500,000	548,925
NE Pub Pwr Dist Rev 5.000% 01/01/26	250,000	273,448
Omaha NE Metropolitan Util Wtr Dist Rev 4.375% 12/01/26	400,000	413,652
Omaha Pub Pwr Rev Elec Rev 5.250% 02/01/23	250,000	277,783
Omaha Pub Pwr Rev 5.500% 02/01/33	100,000	108,424
Omaha NE Pub Pwr Dist Elec Syst Rev 6.200% 02/01/17	520,000	574,605
Omaha NE Pub Pwr Dist (Elec Rev) 4.750% 02/01/25	250,000	263,910
Omaha NE Pub Pwr Dist (Elec Rev) 4.300% 02/01/31	100,000	101,257
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/24	250,000	267,955
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/32	1,000,000	1,029,310
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/27	250,000	266,505
Southern Pub Pwr Dist 5.000% 12/15/23	250,000	276,302
		12,666,836

TOTAL MUNICIPAL BONDS (COST: $39,565,225)		$39,762,594

SHORT-TERM SECURITIES (0.9%)	Shares
^Wells Fargo Advantage Tax-Free Money Market 0.010% (Cost: $ 359,841)	359,841	$359,841

TOTAL INVESTMENTS IN SECURITIES (COST: $39,925,066) (98.9%)		$40,122,435
OTHER ASSETS LESS LIABILITIES (1.1%)		468,554

NET ASSETS (100.0%)		$40,590,989

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
^Variable rate security; rate shown represents rate as of October 31, 2013.

OKLAHOMA MUNICIPAL BOND
Schedule of Investments October 31, 2013 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (98.0%)

Education (20.5%)
McClain Cnty OK Econ Dev Auth Ed Lease Rev (Purcell Schs) 4.250% 09/01/20	$335,000	$346,189
OK Agric & Mech Colleges OK St Univ 5.000% 07/01/39	140,000	145,159
OK Agric & Mech Colleges Rev (OK St Univ) 4.500% 08/01/35	450,000	461,426
OK Agric & Mech Colleges Rev (OK St Univ) 4.400% 08/01/39	1,130,000	1,143,594
*OK Community College Student Fac Rev 4.375% 07/01/30	750,000	759,255
OK Colleges Brd of Regt (NE St Univ Ctr) Rev 5.100% 03/01/16	90,000	90,163
OK Colleges Brd of Regt (NE St Univ Ctr) Rev 5.150% 03/01/21	100,000	100,248
OK Dev Fin Auth Lease Rev Master St Higher Ed 4.400% 12/01/29	250,000	257,645
OK Dev Fin Auth OK St Higher Ed (Master Lease) 4.500% 06/01/26	250,000	260,048
OK Dev Fin Auth (Seminole St College) 5.125% 12/01/27	150,000	151,034
OK Dev Fin Auth (Langston Univ Stadium) 5.000% 07/01/27	250,000	251,860
OK Cap Impt Auth (Higher Ed Proj) 5.000% 07/01/22	500,000	525,600
OK Cap Impt Auth (Higher Ed Proj) 5.000% 07/01/24	250,000	261,580
*OK Cap Impt Auth (Higher Ed Proj) 5.000% 07/01/30	1,000,000	1,031,300
Texas Cnty OK Dev Auth (OPSU Student Hsg) 5.250% 11/01/23	250,000	250,560
OK Colleges Brd of Regt (Multi Facs) Rev 4.750% 06/01/29	250,000	251,615
OK Colleges Brd of Regt (Univ of OK) 4.125% 07/01/26	250,000	256,520
Brd of Regt (OK Univ Science Ctr) 5.000% 07/01/36	1,000,000	1,033,240
Univ of OK Student Hsg (Cameron Univ) Rev 5.500% 07/01/23	250,000	254,900
Univ of OK Rev 5.000% 07/01/37	290,000	305,121
		8,137,057

General Obligation (7.3%)
Broken Arrow GO Series A 4.125% 08/01/31	180,000	183,429
Lawton OK Unltd GO 2.250% 05/01/23	380,000	355,076
Oklahoma City OK 4.250% 03/01/22	110,000	114,358
Oklahoma City OK 5.000% 03/01/27	400,000	433,612
Oklahoma City OK 4.000% 03/01/24	1,000,000	1,094,170
Tulsa OK GO 4.500% 03/01/23	700,000	718,389
		2,899,034

Health Care (1.3%)
OK Dev Fin Auth (St John Health Syst) 5.000% 02/15/42	250,000	255,033
Tulsa Cnty Ind Auth Health Fac 4.600% 02/01/35	250,000	255,360
		510,393

Housing (2.0%)
OK Hsg Fin 5.050% 09/01/23	345,000	349,989
OK Hsg Fin 5.150% 09/01/29	175,000	176,747
OK Hsg Fin 5.200% 09/01/32	175,000	177,452
OK Hsg Fin Single Family Mtg Rev 5.100% 03/01/17	40,000	41,708
OK Hsg Fin Single Family Mtg Rev 5.100% 09/01/17	35,000	36,091
		781,987

Other Revenue (15.8%)
Collinsville OK Mun Auth Sales Tax Rev 5.000% 03/01/35	275,000	283,148
Collinsville OK Mun Auth Sales Tax Rev 5.000% 03/01/40	250,000	255,608
Durant OK Community Fac Auth Sales Tax Rev 5.500% 11/01/19	250,000	263,617
Oklahoma City, OK Economic Dev Trust 5.000% 03/01/32	250,000	261,570
Oklahoma City, OK Economic Dev Trust 5.000% 03/01/34	500,000	519,190
Oklahoma City, OK Economic Dev Trust 5.000% 03/01/33	250,000	260,440
Oklahoma City OK Pub Auth (OK City Fairgrounds Fac) 5.500% 10/01/19	250,000	268,758
Oklahoma City Pub Property Hotel Tax Rev 4.500% 10/01/31	155,000	156,922
OK Cap Impt Auth (Supreme Court Proj) 4.500% 07/01/26	500,000	516,120
OK Cap Impt Auth (OK St Bureau of Investigation) 4.375% 07/01/22	100,000	105,006
OK Cap Impt Auth (OK St Bureau of Investigation) 4.375% 07/01/23	100,000	104,444
OK Cap Impt Auth (OK St Bureau of Investigation) 4.500% 07/01/24	200,000	209,334
Pawnee Cnty OK Pub Programs Auth Sales Tax Rev 4.875% 02/01/30	145,000	155,505
*Rogers Cnty OK Indl Dev Auth Cap Impt Rev 4.900% 04/01/35	500,000	521,630
Tahlequah, OK Pub Facs Auth Sales Tax Rev 4.000% 04/01/23	550,000	565,411
Tulsa Airport Impt Rev 5.000% 06/01/23	420,000	437,858
Tulsa Airport Impt Rev 5.000% 06/01/24	230,000	237,079
Tulsa Airport Impt Rev 5.250% 06/01/25	245,000	256,466
Tulsa Airport Impt Rev 5.250% 06/01/26	360,000	372,038
Tulsa OK Pkg Auth Pkg Rev 4.000% 07/01/25	500,000	518,125
		6,268,269

Transportation (13.5%)
Oklahoma City OK Airport Tr Jr Lien Ref Series B 5.000% 07/01/19	250,000	281,785
Oklahoma City OK Airport Tr Jr Lien Ref Series B 5.000% 07/01/21	250,000	273,865
OK Cap Impt Auth (St Hwy) 5.000% 06/01/14	250,000	251,030
OK St Cap Impt Auth 4.000% 10/01/24	1,000,000	1,070,250
OK St Cap Impt Auth 4.000% 10/01/25	1,000,000	1,062,220
OK St Turnpike Auth Rev 5.000% 01/01/28	250,000	275,317
OK St Turnpike Auth 5.000% 01/01/23	500,000	588,635
OK St Turnpike Auth Rev 5.000% 01/01/30	250,000	273,875
Tulsa OK Arpts Impt Tr Gen Rev Ref 5.000% 06/01/19	125,000	131,155
Tulsa OK Arpts Impt Tr Gen Rev Ref 5.375% 06/01/24	275,000	285,384
Tulsa OK Arpts Impt Tr Gen Rev Ref 5.000% 06/01/19	125,000	131,155
Tulsa OK Arpts Impt Tr Gen Rev Ref 5.750% 06/01/31	500,000	507,040
Tulsa OK Arpts Impt Tr Gen Rev Ref 6.000% 06/01/23	250,000	255,637
		5,387,348

Utilities (37.6%)
Claremore, OK (Public Works Util Rev.) 4.000% 07/01/19	300,000	332,079
Coweta Pub Works Util Rev 5.000% 08/01/34	100,000	105,006
*Drumright OK Util Sys Rev 4.750% 02/01/36	450,000	458,986
Edmond OK Pub Wks Auth Util Rev 4.850% 01/01/24	155,000	155,563
Edmond OK Pub Wks Auth Util Rev 4.750% 07/01/24	250,000	258,480
Glenpool Util Rev 5.100% 12/01/35	250,000	262,817
Grand River Dam Auth Rev 5.000% 06/01/27	1,000,000	1,110,910
Grand River Dam Auth Rev 4.800% 06/01/33	200,000	210,872
*Grand River Dam Auth Rev 5.250% 06/01/40	2,000,000	2,100,640
Jenks Aquarium Auth Rev 5.250% 07/01/29	500,000	510,855
McAlester OK Pub Works Auth 5.100% 02/01/30	100,000	100,562
*Midwest City Municipal Auth Cap Impt Rev 5.000% 03/01/25	2,000,000	2,226,140
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 5.000% 07/01/29	425,000	436,751
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 5.000% 07/01/34	250,000	256,657
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 4.000% 07/01/34	250,000	254,045
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 5.000% 07/01/31	250,000	274,832
*OK Mun Pwr Auth Rev 5.750% 01/01/24	2,230,000	2,561,177
OK Wtr Resources Brd 5.000% 04/01/28	500,000	555,105
OK Wtr Resources Brd 5.000% 04/01/32	140,000	152,340
Oklahoma St Wtr Resource Brd Rev 5.000% 04/01/23	100,000	118,822
Oklahoma St Wtr Resource Brd Rev 5.000% 04/01/24	150,000	175,359
Oklahoma St Wtr Resource Brd Rev 4.000% 04/01/25	150,000	160,999
Sallisaw OK Mun Auth Rev 4.450% 01/01/28	100,000	104,067
Sand Springs OK Muni Auth Util Sys Rev 4.000% 11/01/27	500,000	497,855
Sapulpa OK Mun Auth Util Sys Rev 5.000% 04/01/28	750,000	824,842
Tulsa Metropolitan Auth Util Rev 4.250% 05/01/26	100,000	103,627
Tulsa Metropolitan Auth Util Rev 4.500% 05/01/27	610,000	629,191
		14,938,579

TOTAL MUNICIPAL BONDS (COST: $38,354,008)		$38,922,667

SHORT-TERM SECURITIES (1.0%)	Shares
^Wells Fargo Advantage Tax-Free Money Market 0.010% (Cost: $399,525)	399,525	$399,525

TOTAL INVESTMENTS IN SECURITIES (COST: $38,753,533) (99.0%)		$39,322,192
OTHER ASSETS LESS LIABILITIES (1.0%)		389,160

NET ASSETS (100.0%)		$39,711,352

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
^Variable rate security; rate shown represents rate as of October 31, 2013.

MAINE MUNICIPAL FUND
Schedule of Investments October 31, 2013 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (92.9%)

Education (14.2%)
ME Ed Loan Auth Student Loan Rev 5.875% 12/01/39	$145,000	$151,959
ME Ed Loan Auth 4.450% 12/01/25	100,000	104,546
*ME Health & Higher Ed Facs Auth Rev Ser A-Bowdoin College 5.125% 07/01/39	715,000	754,268
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/32	5,000	5,006
ME Health & Higher Ed Facs Auth Rev Unrefunded Bal 5.000% 07/01/23	135,000	143,577
ME Health & Higher Ed Facs Auth Rev 4.750% 07/01/31	250,000	256,770
ME Health & Higher Ed Facs Auth Rev Colby Clg 4.000% 07/01/24	270,000	288,892
Regl Sch Unit No 1 ME Lower Kennebec Region Sch Unit 5.000% 02/01/26	100,000	109,842
Univ of ME Sys Rev 4.625% 03/01/29	100,000	102,135
*Univ of ME Sys Rev 4.750% 03/01/37	550,000	557,348
		2,474,343

General Obligation (27.8%)
Auburn, ME GO 4.500% 09/01/22	100,000	114,336
Bangor ME 4.000% 09/01/24	155,000	165,430
Falmouth ME GO 4.250% 11/15/31	200,000	204,874
Gorham ME Unlimited Tax GO 4.350% 02/01/24	155,000	158,156
Gorham, ME Unlimited GO 4.000% 10/01/23	100,000	110,511
Gray ME Unlimited GO 4.000% 10/15/26	280,000	299,368
Gray ME Unlimited GO 4.000% 10/15/27	280,000	295,574
Lewiston ME GO 5.000% 04/01/22	500,000	510,035
Lewiston ME GO 5.000% 04/01/24	250,000	255,348
Lewiston ME GO 4.500% 01/15/25	200,000	204,226
State of Maine General Obligation 4.000% 06/01/20	150,000	170,513
ME St Hsg Auth Energy Recovery Fd 5.000% 06/15/24	250,000	270,257
Portland ME 4.250% 05/01/29	150,000	154,861
Portland ME 4.125% 10/01/29	100,000	104,183
Portland ME UNLTD GO 5.000% 08/01/21	125,000	149,604
Saco ME GO 4.000% 04/01/28	100,000	104,058
Scarborough ME GO 4.400% 11/01/31	250,000	263,135
Scarborough ME GO 4.400% 11/01/32	480,000	504,869
Scarborough, ME GO 4.000% 11/01/28	100,000	102,233
ME Sch Adminstrative Dist # 51 4.250% 10/15/29	250,000	261,852
Waterville Maine Unltd GO 3.000% 04/01/25	250,000	251,077
Westbrook ME GO 4.250% 10/15/20	180,000	182,108
		4,836,608

Health Care (17.6%)
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/22	250,000	270,477
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/25	340,000	347,657
*ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/39	610,000	617,661
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/26	115,000	122,248
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/20	250,000	286,425
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/40	250,000	253,757
ME Health & Higher Ed Facs Auth Rev 4.500% 07/01/31	200,000	196,868
ME Health & Higher Ed Facs Auth Rev 5.250% 07/01/23	200,000	223,660
ME Health & Higher Gen Med Ctr 6.650% 07/01/32	500,000	534,015
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/20	180,000	204,106
		3,056,874

Housing (6.0%)
ME St Hsg Auth 4.000% 11/15/24	85,000	88,088
*ME St Hsg Auth 5.000% 11/15/29	350,000	360,143
ME St Hsg Auth 4.700% 11/15/27	250,000	257,507
ME St Hsg Auth 4.375% 11/15/25	100,000	99,921
ME St Hsg Auth 5.150% 11/15/32	250,000	251,508
		1,057,167

Other Revenue (8.4%)
ME Governmental Facs Auth Lease Rent Rev 5.000% 10/01/23	125,000	125,223
ME Governmental Facs Auth Ser A 4.000% 10/01/24	200,000	208,598
Maine Municipal Bond Bank 4.000% 11/01/38	125,000	116,207
Maine Municipal Bond Bank 5.000% 11/01/25	125,000	143,101
ME Mun Bd Bk (Swr & Wtr) Rev Prerefunded 4.900% 11/01/24	95,000	95,000
ME Mun Bd Bk (Swr & Wtr) Rev Unrefunded 4.900% 11/01/24	5,000	5,000
*PR Pub Fin Corp Comwlth Appropriations 5.375% 06/01/18	515,000	610,347
PR Sales Tax Fin Corp Sales Tax Rev 5.000% 08/01/26	200,000	170,248
		1,473,724

Transportation (12.8%)
*ME Mun Bd Bk Transn Infrastructure Rev 5.000% 09/01/24	1,000,000	1,120,910
ME St Tpk Auth 5.125% 07/01/30	500,000	513,290
Portland ME Airport Rev 5.250% 01/01/35	250,000	261,900
Portland ME Airport Rev 5.000% 07/01/22	100,000	112,687
Portland ME Airport Rev 5.000% 07/01/23	100,000	110,790
Portland ME Airport Rev 5.000% 07/01/24	100,000	109,736
		2,229,313

Utilities (6.1%)
*Kennebunk ME Pwr & Light Dist 5.000% 08/01/22	500,000	540,350
Portland ME Wtr Dist Rev 4.250% 11/01/27	500,000	517,655
		1,058,005

TOTAL MUNICIPAL BONDS (COST: $15,780,255)		$16,186,034

SHORT-TERM SECURITIES (6.2%)	Shares
^Wells Fargo Advantage Tax-Free Money Market 0.010% (Cost: $1,075,170)	1,075,170	$1,075,170

TOTAL INVESTMENTS IN SECURITIES (COST: $16,855,425) (99.1%)		$17,261,204
OTHER ASSETS LESS LIABILITIES (0.9%)		152,706

NET ASSETS (100.0%)		$17,413,910

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
^Variable rate security; rate shown represents rate as of October 31, 2013.

NEW HAMPSHIRE MUNICIPAL FUND
Schedule of Investments October 31, 2013 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.8%)

Education (9.3%)
New Hampshire Health & Educ Facs Auth (Pinkerton Academy) 4.625% 06/01/30	$50,000	$51,382
New Hampshire Health & Educ Facs Auth (Pinkerton Academy) 4.875% 06/01/35	70,000	71,481
NH Health & Ed Fac Auth Rev Southern NH Univ 5.000% 01/01/17	200,000	218,762
NH Health & Ed Fac Auth Rev Southern NH Univ 5.000% 01/01/20	100,000	111,312
		452,937

General Obligation (45.4%)
Carroll County NH UNLTD GO 4.000% 08/01/20	100,000	110,711
Concord NH 4.600% 10/15/14	100,000	100,319
*Concord NH 4.000% 01/15/24	100,000	110,141
Dover NH GO 4.000% 6/15/28	100,000	102,687
*Hampton NH GO 4.000% 12/15/20	200,000	207,896
Hillsborough NH GO 4.000% 11/01/20	100,000	103,142
Hillsborough NH GO 4.000% 11/01/21	100,000	103,304
Hooksett, NH Sch Dist GO 5.000% 07/15/22	100,000	119,518
Merrimack Cnty NH GO 4.250% 12/01/19	100,000	110,879
Merrimack Cnty NH GO 4.500% 12/01/26	100,000	104,964
Merrimack Cnty NH GO 4.500% 12/01/27	100,000	105,356
Nashua NH Unltd Go Capital Impt 3.000% 10/15/21	100,000	105,609
*NH Mun Bd Bk 2009 Series D 4.000% 07/15/25	175,000	185,208
NH St Cap Impt GO 4.750% 03/01/27	100,000	106,972
Portsmouth NH GO Cap Impt 4.000% 08/01/19	100,000	104,538
Portsmouth NH GO Cap Impt 4.000% 12/01/30	100,000	100,770
Rochester NH GO 4.750% 07/15/20	300,000	313,473
		2,195,487

Health Care (20.3%)
NH Health & Ed Facs Rev Wentworth Douglas Hosp 5.500% 01/01/26	100,000	107,847
NH Health & Ed Facs Conway Hosp 5.250% 06/01/16	100,000	106,440
NH Health & Ed Facs Rev Southern NH Med Ctr 5.250% 10/01/23	100,000	105,170
NH Health & Ed Facs Rev Healthcare Sys-Covenant Hlth-B 5.000% 07/01/24	100,000	103,479
*NH Health & Ed Rev Covenant Health 5.000% 07/01/31	150,000	152,608
NH Health & Ed Rev Catholic Med Center 5.000% 07/01/24	100,000	107,735
*NH St Health & Ed Facs Auth Rev Concord Hosp-Ser A 5.000% 10/01/26	100,000	107,619
NH Health & Ed Facs Auth Rev Dartmouth-Hitchcock 6.000% 08/01/33	115,000	116,841
NH St Health & Ed Fac Covenant Hlth Sys 5.000% 07/01/42	75,000	74,806
		982,545

Housing (12.3%)
NH St Hsg Single Fam Rev 4.900% 07/01/25	75,000	75,124
NH St Hsg Single Fam Rev 5.000% 07/01/30	70,000	70,163
NH St Hsg Fin Auth Single Family Mtg Rev 5.350% 07/01/40	95,000	95,815
*NH St Hsg Fin Auth Single Family Mtg Rev 4.625% 07/01/25	150,000	153,655
NH St Hsg Fin Auth Single Family Mtg Rev 4.875% 07/01/28	90,000	93,587
NH St Hsg Fin Auth Multi Family Hsg 5.200% 07/01/31	100,000	104,535
		592,879

Other Revenue (3.2%)
NH St Business Fin Auth Solid Waste Disp Rev - Waste Mgmt Inc 5.200% 05/01/27	150,000	152,676

Utilities (7.3%)
Manchester NH Wtr Works Rev 5.000% 12/01/28	100,000	100,403
*Manchester NH Wtr Works Rev 5.000% 12/01/34	250,000	251,000
		351,403

TOTAL MUNICIPAL BONDS (COST: $4,678,778)		$4,727,927

SHORT-TERM SECURITIES (1.0%)	Shares
^Wells Fargo Advantage Tax-Free Money Market 0.010% (Cost: $50,961)	50,961	$50,961

TOTAL INVESTMENTS IN SECURITIES (COST: $4,729,739) (98.8%)		$4,778,888
OTHER ASSETS LESS LIABILITIES (1.2%)		58,042

NET ASSETS (100.0%)		$4,836,930

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
^Variable rate security; rate shown represents rate as of October 31, 2013.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At October 31, 2013, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:
	Kansas Municipal Fund	Nebraska Municipal Fund	Oklahoma Municipal Fund	Maine Municipal Fund	New Hampshire Municipal Fund
Investments at cost	$60,069,592	$39,925,066	$38,753,533	$16,855,425	$4,729,739
Unrealized appreciation	$2,634,742	$1,041,185	$982,110	$566,839	$110,774
Unrealized depreciation	($788,784)	($843,816)	($413,451)	($161,060)	($61,625)
Net unrealized appreciation (depreciation)*	$1,845,958	$197,369	$568,659	$405,779	$49,149

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds' investments as of October 31, 2013:

Kansas Municipal Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$1,143,064	$0	$0	$1,143,064
Municipal Bonds	0	60,772,486	0	60,772,486
Total	$1,143,064	$60,772,486	$0	$61,915,550

Nebraska Municipal Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$359,841	$0	$0	$359,841
Municipal Bonds	0	39,762,594	0	39,762,594
Total	$359,841	$39,762,594	$0	$40,122,435

Oklahoma Municipal Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$399,525	$0	$0	$399,525
Municipal Bonds	0	38,922,667	0	38,922,667
Total	$399,525	$38,922,667	$0	$39,322,192

Maine Municipal Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$1,075,170	$0	$0	$1,075,170
Municipal Bonds	0	16,186,034	0	16,186,034
Total	$1,075,170	$16,186,034	$0	$17,261,204

New Hampshire Municipal Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$50,961	$0	$0	$50,961
Municipal Bonds	0	4,727,927	0	4,727,927
Total	$50,961	$4,727,927	$0	$4,778,888

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"). The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Integrity Managed Portfolios

By: /s/ Shannon D. Radke
Shannon D. Radke
President

December 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

December 30, 2013

By: /s/ Adam Forthun
Adam Forthun
Treasurer

December 30, 2013